Expense Example, No Redemption - PGIM Jennison Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	644	842	1,057	1,674	169	523	902	1,782	123	437	774	1,725	70	221	384	859	112	380	668	1,488	87	271	471	1,049	58	183	318	714